Long-term debt (Tables)	12 Months Ended
Sep. 30, 2021
Borrowings [abstract]
Disclosure of long-term debt

	As at September 30, 2021	As at September 30, 2020
	$	$
Senior U.S. unsecured note repayable of $316,900 (U.S.$250,000) in December 2021[1]	318,009	339,682
Senior unsecured notes repayable in September by tranches of $380,280 (U.S.$300,000) in 2024 and $190,140 (U.S.$150,000) in three yearly repayments of U.S.$50,000 from 2022 to 2024[2]	570,298	872,283
Senior U.S. unsecured notes repayable of $760,560 (U.S.$600,000) in September 2026 and $507,040 (U.S.$400,000) in September 2031[3]	1,253,226	—
Senior unsecured notes repayable of $600,000 in September 2028[4]	595,331	—
Unsecured committed term loan credit facilities[5]	633,623	2,330,288
Other long-term debt	31,169	44,842
	3,401,656	3,587,095
Current portion	392,727	310,764
	3,008,929	3,276,331
1    As at September 30, 2021, an amount of $316,900,000 was borrowed, plus fair value adjustments relating to interest rate swaps designated as fair value hedges of $1,132,000 and less financing fees. The private placement financing with U.S. institutional investors is comprised of one tranche of Senior U.S. unsecured note, due in December 2021, with a fixed interest rate of 4.99%. The Senior U.S. unsecured note contains covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2021, the Company was in compliance with these covenants.
2    As at September 30, 2021, an amount of $570,420,000 was borrowed, less financing fees. The private placement is comprised of two tranches of Senior U.S. unsecured notes with a weighted average maturity of 2.6 years and a weighted average interest rate of 3.95% (3.64% in 2020). In September 2021, the Company repaid the fourth of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $63,220,000 and settled the related cross-currency swaps (Note 31). In September 2021, the Company repaid the scheduled repayment of U.S.$55,000,000 on another tranche of the Senior U.S. unsecured notes for a total amount of $69,542,000 and settled the related cross-currency swaps (Note 31). In September 2021, the Company also repaid the scheduled repayment of €85,000,000 of the Senior euro unsecured notes for a total amount of $126,914,000. The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2021, the Company was in compliance with these covenants.
[3]    During the year ended September 30, 2021, the Company issued Senior U.S. unsecured notes (2021 U.S. Senior Notes) for a total principal amount of U.S.$1,000,000,000. This issuance is comprised of two series of Senior U.S. unsecured notes with a weighted average maturity of 7 years and a weighted average interest rate of 1.79%. As at September 30, 2021, an amount of $1,267,600,000 was borrowed, less financing fees.
[4]    During the year ended September 30, 2021, the Company issued Senior unsecured notes (2021 CAD Senior Notes) for a total principal amount of $600,000,000. This issuance is due in September 2028, with an interest rate of 2.10%. As at September 30, 2021, an amount of $600,000,000 was borrowed, less financing fees.
5 As at September 30, 2021, an amount of $633,800,000 was borrowed less financing fees. This facility bears interest based on the 1 month USD LIBOR rate, plus a variable margin that is determined based on the Company's leverage ratio. The unsecured committed term loan credit facility is due in December 2023, with a weighted average interest rate of 1.09%. The unsecured committed term loan credit facility contains covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2021, the Company was in compliance with these covenants. In September 2021, the Company repaid the amended and restated unsecured committed term loan credit facility entered into in April 2020 of U.S.$1,250,000,000 for a total amount of $1,583,546,000.